Acquisitions (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 30, 2020
Disclosure of detailed information about business combination [line items]
Acquisition related costs	€ 0.6	€ 2.8	€ 1.6	€ 3.1
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					19.00%
Proportion of voting rights held in subsidiary			100.00%
Consideration transferred					€ 1.0